Condensed Financial Statements of Kentucky First Federal Bancorp - Schedule of Statements of Operations and Comprehensive (Loss) Income (Parentheticals) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Kentucky First Federal Bancorp [Member]
Condensed Income Statements, Captions [Line Items]
Unrealized holding losses on securities designated as available-for-sale during the year, net of taxes (benefits)	$ 63	$ 30